UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report January 31, 2015

Arizona    •    Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona	2
Connecticut	3
Minnesota	4
New Jersey	5
Pennsylvania	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	64

Important Notices	65

Eaton Vance

Arizona Municipal Income Fund

January 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	4.54%	9.11%	5.36%	4.39%
Class A with 4.75% Maximum Sales Charge	—	—	–0.41	3.92	4.35	3.89
Class B at NAV	07/25/1991	07/25/1991	4.16	8.26	4.56	3.60
Class B with 5% Maximum Sales Charge	—	—	–0.84	3.26	4.22	3.60
Class C at NAV	12/16/2005	07/25/1991	4.15	8.25	4.56	3.60
Class C with 1% Maximum Sales Charge	—	—	3.15	7.25	4.56	3.60
Class I at NAV	08/03/2010	07/25/1991	4.75	9.32	5.56	4.49
Barclays Municipal Bond Index	—	—	4.52%	8.86%	5.42%	4.82%
Barclays 20 Year Municipal Bond Index	—	—	5.98	12.22	6.86	5.54

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.44%	2.68%	2.69%	3.65%
Taxable-Equivalent Distribution Rate			6.37	4.96	4.98	6.76
SEC 30-day Yield			1.62	0.96	0.97	1.90
Taxable-Equivalent SEC 30-day Yield			3.00	1.78	1.80	3.52

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	4.83%	9.36%	4.88%	3.95%
Class A with 4.75% Maximum Sales Charge	—	—	–0.14	4.15	3.87	3.45
Class B at NAV	05/01/1992	05/01/1992	4.45	8.57	4.08	3.18
Class B with 5% Maximum Sales Charge	—	—	–0.55	3.57	3.74	3.18
Class C at NAV	02/09/2006	05/01/1992	4.55	8.67	4.10	3.19
Class C with 1% Maximum Sales Charge	—	—	3.55	7.67	4.10	3.19
Class I at NAV	03/03/2008	05/01/1992	5.04	9.68	5.09	4.10
Barclays Municipal Bond Index	—	—	4.52%	8.86%	5.42%	4.82%
Barclays 20 Year Municipal Bond Index	—	—	5.98	12.22	6.86	5.54

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.53%	1.53%	0.58%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.26%	2.50%	2.50%	3.46%
Taxable-Equivalent Distribution Rate			6.17	4.73	4.73	6.55
SEC 30-day Yield			1.57	0.91	0.90	1.84
Taxable-Equivalent SEC 30-day Yield			2.97	1.72	1.70	3.48

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						3.98%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	3.32%	7.14%	4.84%	4.44%
Class A with 4.75% Maximum Sales Charge	—	—	–1.61	2.04	3.82	3.93
Class B at NAV	07/29/1991	07/29/1991	2.91	6.38	4.05	3.67
Class B with 5% Maximum Sales Charge	—	—	–2.09	1.38	3.71	3.67
Class C at NAV	12/21/2005	07/29/1991	3.01	6.38	4.05	3.63
Class C with 1% Maximum Sales Charge	—	—	2.01	5.38	4.05	3.63
Class I at NAV	08/03/2010	07/29/1991	3.43	7.36	5.02	4.53
Barclays Municipal Bond Index	—	—	4.52%	8.86%	5.42%	4.82%
Barclays 20 Year Municipal Bond Index	—	—	5.98	12.22	6.86	5.54

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.71%	1.47%	1.47%	0.51%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.11%	2.35%	2.35%	3.32%
Taxable-Equivalent Distribution Rate			6.10	4.61	4.61	6.51
SEC 30-day Yield			1.28	0.60	0.60	1.54
Taxable-Equivalent SEC 30-day Yield			2.51	1.18	1.18	3.02

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	3.20%	7.18%	5.09%	3.53%
Class A with 4.75% Maximum Sales Charge	—	—	–1.66	2.04	4.08	3.03
Class C at NAV	12/14/2005	01/08/1991	2.86	6.34	4.32	2.74
Class C with 1% Maximum Sales Charge	—	—	1.86	5.34	4.32	2.74
Class I at NAV	03/03/2008	01/08/1991	3.41	7.39	5.32	3.68
Barclays Municipal Bond Index	—	—	4.52%	8.86%	5.42%	4.82%
Barclays 20 Year Municipal Bond Index	—	—	5.98	12.22	6.86	5.54

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.77%	1.52%	0.56%
Net				0.74	1.49	0.53

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.52%	2.76%	3.73%
Taxable-Equivalent Distribution Rate				6.83	5.36	7.24
SEC 30-day Yield				1.82	1.16	2.10
Taxable-Equivalent SEC 30-day Yield				3.53	2.25	4.08

% Total Leverage[5]
RIB Financing						3.49%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	3.69%	7.49%	4.51%	3.66%
Class A with 4.75% Maximum Sales Charge	—	—	–1.27	2.38	3.50	3.16
Class B at NAV	01/08/1991	01/08/1991	3.24	6.69	3.73	2.90
Class B with 5% Maximum Sales Charge	—	—	–1.76	1.69	3.38	2.90
Class C at NAV	01/13/2006	01/08/1991	3.24	6.58	3.73	2.88
Class C with 1% Maximum Sales Charge	—	—	2.24	5.58	3.73	2.88
Class I at NAV	03/03/2008	01/08/1991	3.67	7.58	4.71	3.83
Barclays Municipal Bond Index	—	—	4.52%	8.86%	5.42%	4.82%
Barclays 20 Year Municipal Bond Index	—	—	5.98	12.22	6.86	5.54

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.54%	1.53%	0.58%
Net			0.74	1.50	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.85%	3.09%	3.09%	4.05%
Taxable-Equivalent Distribution Rate			7.02	5.63	5.63	7.38
SEC 30-day Yield			1.60	0.94	0.94	1.88
Taxable-Equivalent SEC 30-day Yield			2.92	1.71	1.71	3.43

% Total Leverage[5]
RIB Financing						4.93%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the New Jersey Municipal Income Fund, Class B shares were converted to Class A shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,045.40	$3.71	0.72%
Class B	$1,000.00	$1,041.60	$7.56	1.47%
Class C	$1,000.00	$1,041.50	$7.56	1.47%
Class I	$1,000.00	$1,047.50	$2.68	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class B	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

8

Eaton Vance

Municipal Income Funds

January 31, 2015

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.30	$3.92	0.76%
Class B	$1,000.00	$1,044.50	$7.78	1.51%
Class C	$1,000.00	$1,045.50	$7.79	1.51%
Class I	$1,000.00	$1,050.40	$2.89	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87	0.76%
Class B	$1,000.00	$1,017.60	$7.68	1.51%
Class C	$1,000.00	$1,017.60	$7.68	1.51%
Class I	$1,000.00	$1,022.40	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.20	$3.64	0.71%
Class B	$1,000.00	$1,029.10	$7.47	1.46%
Class C	$1,000.00	$1,030.10	$7.47	1.46%
Class I	$1,000.00	$1,034.30	$2.62	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class B	$1,000.00	$1,017.80	$7.43	1.46%
Class C	$1,000.00	$1,017.80	$7.43	1.46%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

9

Eaton Vance

Municipal Income Funds

January 31, 2015

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,032.00	$3.84	0.75%
Class C	$1,000.00	$1,028.60	$7.67	1.50%
Class I	$1,000.00	$1,034.10	$2.82	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82	0.75%
Class C	$1,000.00	$1,017.60	$7.63	1.50%
Class I	$1,000.00	$1,022.40	$2.80	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.90	$4.00	0.78%
Class B	$1,000.00	$1,032.40	$7.84	1.53%
Class C	$1,000.00	$1,032.40	$7.84	1.53%
Class I	$1,000.00	$1,036.70	$2.98	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97	0.78%
Class B	$1,000.00	$1,017.50	$7.78	1.53%
Class C	$1,000.00	$1,017.50	$7.78	1.53%
Class I	$1,000.00	$1,022.30	$2.96	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	$1,000	$1,211,770

		$1,211,770

Education — 6.9%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,161,710
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,673,010
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,746,375

		$4,581,095

Electric Utilities — 7.6%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,669,650
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,143,650
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,141,340
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,134,360

		$5,089,000

Escrowed / Prerefunded — 9.9%
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	$2,000	$2,289,700
Glendale Industrial Development Authority, (John C. Lincoln Health Network), Prerefunded to 12/1/15, 5.00%, 12/1/28	1,275	1,326,535
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,989,530

		$6,605,765

General Obligations — 5.1%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, (1.00% to 6/30/15), 7/1/30	$200	$239,196
Maricopa County Community College District, 3.00%, 7/1/23	785	829,133
Tempe, 5.375%, 7/1/21	1,600	1,926,880
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	394,324

		$3,389,533

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 1.1%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$430	$445,317
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,601

		$755,918

Hospital — 12.6%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,157,480
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,935,196
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,068,770
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,526,734
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	575,175
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,147,279

		$8,410,634

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$902,777

		$902,777

Insured – Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,251,190
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	322,403

		$1,573,593

Insured – Escrowed / Prerefunded — 0.9%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$585	$621,539

		$621,539

Insured – General Obligations — 8.2%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,498,332
Goodyear, (NPFG), 3.00%, 7/1/26	250	253,740
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,715,058

		$5,467,130

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.8%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (NPFG), 5.50%, 6/1/15	$1,195	$1,212,041

		$1,212,041

Insured – Lease Revenue / Certificates of Participation — 3.4%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,280,285

		$2,280,285

Insured – Special Tax Revenue — 4.7%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$969,699
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30(1)	1,250	1,512,100
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	605,253
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	85,926

		$3,172,978

Insured – Transportation — 4.1%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$728,658
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	2,008,053

		$2,736,711

Insured – Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$962,960

		$962,960

Lease Revenue / Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$891,690

		$891,690

Other Revenue — 1.8%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,211,390

		$1,211,390

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$254,076

		$254,076

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 18.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,115,220
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,161,550
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	301,800
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,114
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,154,410
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,202,470
Scottsdale Municipal Property Corp., 5.00%, 7/1/30(2)	2,500	3,210,275
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,321,050
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,123,180
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,161,710

		$12,082,779

Transportation — 3.5%
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	$2,000	$2,324,700

		$2,324,700

Water and Sewer — 2.7%
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	$1,500	$1,801,800

		$1,801,800

Total Tax-Exempt Investments — 101.1% (identified cost $60,233,474)		$67,540,164

Other Assets, Less Liabilities — (1.1)%		$(721,783)

Net Assets — 100.0%		$66,818,381

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2015, 26.7% of total investments are backed by bond insurance

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 12.7% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.0%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,170,000
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,750,125

		$2,920,125

Education — 16.8%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$580,120
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,301,164
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,460,707
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,111,460
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,708,335
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,153,167
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,319,520
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,427,150
University of Connecticut, 5.00%, 11/15/29	1,000	1,204,220

		$16,265,843

General Obligations — 19.9%
Connecticut, 4.875%, 11/1/20	$1,475	$1,680,231
Danbury, 4.00%, 8/1/26	380	426,352
East Lyme, 4.00%, 7/15/22	350	397,418
East Lyme, 4.00%, 7/15/23	525	592,594
East Lyme, 4.25%, 7/15/24	250	284,397
Fairfield, 4.25%, 7/15/26	250	264,988
Fairfield, 5.00%, 1/1/23	1,000	1,257,870
Hartford, 5.00%, 4/1/31	1,500	1,762,170
North Haven, 5.00%, 7/15/23	1,475	1,860,462
North Haven, 5.00%, 7/15/25	1,490	1,909,465
Norwalk, 4.00%, 7/1/26	1,975	2,220,097
Norwalk, 4.00%, 7/15/27	1,000	1,117,140
Redding, 5.50%, 10/15/18	400	469,480
Redding, 5.625%, 10/15/19	650	791,050
Stamford, 4.00%, 7/1/25	370	420,102
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,520,035
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	997,850

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wilton, 5.25%, 7/15/18	$535	$618,487
Wilton, 5.25%, 7/15/19	535	637,870

		$19,228,058

Hospital — 6.7%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,136,400
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,139,450
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,122,490
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,792,399
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,250,570

		$6,441,309

Industrial Development Revenue — 7.6%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,755,968
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,545,000

		$7,300,968

Insured – Education — 17.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,650,596
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,798,680
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,151,706
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,856,900
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	568,560
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,152,633

		$17,179,075

Insured – Escrowed / Prerefunded — 1.2%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	$1,000	$1,149,800

		$1,149,800

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 7.3%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,692,450
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,207,330
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,134,830
Hartford, (AGM), 5.00%, 4/1/31	440	508,341
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	230,495
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,219,120
University of Connecticut, (NPFG), 5.00%, 2/15/24	1,000	1,049,580

		$7,042,146

Insured – Special Tax Revenue — 0.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$147,983

		$147,983

Insured – Transportation — 6.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$4,121,793
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,633,450

		$5,755,243

Insured – Water and Sewer — 5.9%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,397,778
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,335,312

		$5,733,090

Senior Living / Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,039,320

		$1,039,320

Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,385,700
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	150,900
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	168,363

		$2,704,963

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,061,180

		$1,061,180

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.0%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,193,250
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,739,355

		$2,932,605

Total Tax-Exempt Investments — 100.3% (identified cost $87,299,479)		$96,901,708

Other Assets, Less Liabilities — (0.3)%		$(333,532)

Net Assets — 100.0%		$96,568,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2015, 38.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

15	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.0%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,406,420

		$2,406,420

Education — 12.2%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,105,950
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,699,710
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,140,030
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	318,461
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	349,692
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	777,518
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,138,590
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,594,917
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,635,329
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,714,296
University of Minnesota, 5.00%, 12/1/36	500	590,450
University of Minnesota, 5.125%, 4/1/34	1,000	1,152,330
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,067,690

		$14,284,963

Electric Utilities — 6.8%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,405,802
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	415,922
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	540,580
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	298,402
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	296,998
Minnesota Municipal Power Agency, Series 2005, 5.00%, 10/1/35	645	663,260
Minnesota Municipal Power Agency, Series 2014A, 5.00%, 10/1/35	200	237,226
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,070,880
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	809,345

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	$1,000	$1,188,190

		$7,926,605

Escrowed / Prerefunded — 3.0%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$420,065
Minnesota Municipal Power Agency, Prerefunded to 10/1/15, 5.00%, 10/1/35	855	882,847
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,188,980

		$3,491,892

General Obligations — 26.7%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,287,320
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,098,400
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,309,480
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35(1)	350	158,480
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	544,155
Duluth, 5.00%, 2/1/34	2,000	2,206,060
Elk River Area Independent School District No. 728, 4.00%, 2/1/32(1)	2,000	2,183,160
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,262,200
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,619,610
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,440,425
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,180,310
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,226,000
Minnesota, 5.00%, 6/1/21	1,155	1,313,350
Minnesota, 5.00%, 8/1/22	1,000	1,171,620
Minnesota, 5.00%, 10/1/27	1,970	2,373,732
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	199,613
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	879,377
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	37,188
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	571,570
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	578,565
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,214,640

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
St. Paul Independent School District No. 625, 4.00%, 2/1/25	$1,000	$1,118,800
Waconia Independent School District No. 110, 5.00%, 2/1/37(1)	1,250	1,513,962
Washington County, 3.50%, 2/1/28	1,000	1,024,280
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	826,748

		$31,339,045

Health Care – Miscellaneous — 0.9%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$1,051,500

		$1,051,500

Hospital — 11.8%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$645	$763,216
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,147,050
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,103,440
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,159,950
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,719,030
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,140,050
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,124,390
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,166,140
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,156,380
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	776,685
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,575,825

		$13,832,156

Housing — 4.0%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$770	$781,427
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	725	731,322
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	455	457,230
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	503,035
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	65	65,833

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	$465	$482,995
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,658,844

		$4,680,686

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,001,220

		$1,001,220

Insured – Electric Utilities — 10.9%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,112,040
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,153,209
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	305,936
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,138,400
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25(2)	9,000	7,037,550
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,069,120

		$12,816,255

Insured – General Obligations — 2.6%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$778,890
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,183,586
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,079,390

		$3,041,866

Insured – Hospital — 4.7%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$827,460
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,989,761
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,145,540
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	563,155

		$5,525,916

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.9%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,179,240

		$2,179,240

Insured – Transportation — 0.7%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$802,675

		$802,675

Lease Revenue / Certificates of Participation — 2.1%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,183,610
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	600,627
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	639,789

		$2,424,026

Other Revenue — 1.2%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$485,156
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	361,518
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	564,283

		$1,410,957

Special Tax Revenue — 4.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$301,800
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,114
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,199,140
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,202,140
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	578,740

		$5,612,934

Transportation — 2.0%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,156,630
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,169,120

		$2,325,750

Total Tax-Exempt Investments — 99.1% (identified cost $105,623,519)		$116,154,106

Other Assets, Less Liabilities — 0.9%		$1,098,856

Net Assets — 100.0%		$117,252,962

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2015, 21.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 11.1% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.0%

Security	Principal Amount (000’s omitted)	Value

Education — 10.3%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,120,118
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,378,100
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,830,863
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	945,287
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,282,661
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,646,302

		$18,203,331

Escrowed / Prerefunded — 1.6%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	$1,135	$1,357,165
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,369,412

		$2,726,577

General Obligations — 2.9%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,257,840
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	3,000	3,435,420
Montclair Township, 5.00%, 1/1/28	350	422,982

		$5,116,242

Hospital — 9.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,298,759
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,460,640
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,396,328
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,176,950
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,355,208
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,481,800

		$16,169,685

Security	Principal Amount (000’s omitted)	Value

Housing — 1.0%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,690	$1,743,015

		$1,743,015

Industrial Development Revenue — 4.5%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,064,712
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	255	286,860
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	430	478,517
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	5,102,237

		$7,932,326

Insured – Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,946,726

		$3,946,726

Insured – Escrowed / Prerefunded — 0.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,517,092

		$1,517,092

Insured – Gas Utilities — 2.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,591,118

		$3,591,118

Insured – General Obligations — 11.4%
Egg Harbor Township, (BAM), 5.00%, 2/1/23	$1,085	$1,330,058
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,372,104
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,351,636
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,162,841
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,090,675
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,029,347
Irvington Township, (AGM), 5.00%, 7/15/31	500	583,605
Jackson Township School District, (NPFG), 2.50%, 6/15/27	5,190	5,147,183
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,162,040

		$20,229,489

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.1%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,718,864

		$3,718,864

Insured – Industrial Development Revenue — 3.5%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,221,948

		$6,221,948

Insured – Lease Revenue / Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$759,950
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,140,270

		$1,900,220

Insured – Other Revenue — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,291,095

		$2,291,095

Insured – Special Tax Revenue — 11.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,268,376
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,519,600
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	8,093,174
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,360,425
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	239,745

		$19,481,320

Insured – Student Loan — 2.6%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,160	$4,575,127

		$4,575,127

Insured – Transportation — 0.6%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$988,397

		$988,397

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	$1,000	$1,098,110
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,320,130
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,993,156

		$9,411,396

Other Revenue — 2.1%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,681,893

		$3,681,893

Senior Living / Life Care — 4.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,430,327
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,367,100
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,984,401
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,000	2,201,000

		$7,982,828

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$315,132
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	546,814
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,498,936

		$2,360,882

Student Loan — 4.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.186%, 6/1/36(1)	$30	$29,810
New Jersey Higher Education Student Assistance Authority, (AMT), 1.186%, 6/1/36(1)(2)(3)	8,000	7,949,232

		$7,979,042

Transportation — 13.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,404,580
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,189,149
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,170,260

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$2,500	$2,936,500
New Jersey Turnpike Authority, Series 2012 B, 5.00%, 1/1/30	4,520	5,288,310
New Jersey Turnpike Authority, Series 2013 A, 5.00%, 1/1/30	1,465	1,712,673
Port Authority of New York and New Jersey, 6.125%, 6/1/94	6,160	7,592,754
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,136,260

		$24,430,486

Water and Sewer — 2.4%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,155	$4,163,102

		$4,163,102

Total Tax-Exempt Investments — 102.0% (identified cost $159,705,841)		$180,362,201

Other Assets, Less Liabilities — (2.0)%		$(3,474,617)

Net Assets — 100.0%		$176,887,584

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2015, 38.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 8.6% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,549,232.

21	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,214,635

		$1,214,635

Education — 12.9%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,259,331
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,124,340
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,151,570
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,363,960
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,697,595
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	319,456
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/27	600	745,788
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,869,844
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,134,404
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,320,560
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,755,705
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,926,250
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,655,626
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,791,675

		$29,116,104

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,106,960

		$2,106,960

Escrowed / Prerefunded — 0.1%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$183,848

		$183,848

Security	Principal Amount (000’s omitted)	Value

General Obligations — 5.0%
Chester County, 5.00%, 7/15/27	$1,000	$1,170,130
Chester County, 5.00%, 7/15/28	410	478,667
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,397,100
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,326,226
Montgomery County, 4.375%, 12/1/31	1,840	1,997,449

		$11,369,572

Hospital — 18.1%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,474,870
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,323,876
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	5,036,275
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,128,350
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,461,891
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,085,220
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,050,767
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,871,882
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,608,020
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,093,540
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,370,880
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,930,868
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	801,476
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,843,650

		$41,081,565

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,366,500
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,179,720
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,553,130

		$4,099,350

22	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 4.7%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,349,530
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,659,700
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,423,265
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,191,750

		$10,624,245

Insured – Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,479,395
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	341,044

		$1,820,439

Insured – Escrowed / Prerefunded — 12.4%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,743,212
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,387,925
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,460,649
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,409,488
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,251,516
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,880,638
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,646,055
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,388,521
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,034,258

		$28,202,262

Insured – General Obligations — 14.1%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,280,400
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	119,374
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,196,383
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,095,279
Cambria County, (BAM), 5.00%, 8/1/30	3,370	3,938,890
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,439,590
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,841,440

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	$2,170	$1,781,375
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,698,784
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,029,275
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,232,740
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,529,920
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	865,810
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	750,010
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	965,276
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	69,071
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	796,400
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,215,240

		$31,845,257

Insured – Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,593,940
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,550,789
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,433,206

		$11,577,935

Insured – Lease Revenue / Certificates of Participation — 5.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,130,440
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,913,312
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,114,923

		$13,158,675

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,340,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	216,497

		$2,556,957

Insured – Transportation — 3.5%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,201,087
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,646,130

		$7,847,217

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,194,730
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,065,185

		$3,259,915

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,148,431
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,029,003

		$4,177,434

Senior Living / Life Care — 1.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$956,250
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	335,325
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	618,450
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,331,681

		$3,241,706

Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,078,275
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	392,364
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	184,173
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	937,559

		$2,592,371

Transportation — 7.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$880,679
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	471,589
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,180,520
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,956,480
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,539,876
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,245,000
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	923,811

		$16,197,955

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.2%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$2,058,665
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,764,525
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,423,663
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,394,525
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,755,914

		$9,397,292

Total Tax-Exempt Investments — 104.0% (identified cost $208,483,804)		$235,671,694

Other Assets, Less Liabilities — (4.0)%		$(8,972,138)

Net Assets — 100.0%		$226,699,556

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2015, 47.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Defaulted bond.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Assets and Liabilities (Unaudited)

	January 31, 2015
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$60,233,474	$87,299,479	$105,623,519
Unrealized appreciation	7,306,690	9,602,229	10,530,587
Investments, at value	$67,540,164	$96,901,708	$116,154,106
Cash	$422,345	$3,102,672	$2,631,898
Restricted cash*	114,500	39,000	141,000
Interest receivable	386,109	731,855	1,338,788
Receivable for Fund shares sold	61,025	29,536	1,137,406
Total assets	$68,524,143	$100,804,771	$121,403,198
Liabilities
Payable for floating rate notes issued	$—	$4,000,000	$—
Payable for when-issued securities	1,498,050	—	3,840,850
Payable for variation margin on open financial futures contracts	33,250	11,375	41,125
Payable for Fund shares redeemed	67,766	88,638	114,658
Distributions payable	41,583	53,993	55,945
Payable to affiliates:
Investment adviser fee	16,602	27,077	33,758
Distribution and service fees	13,853	19,670	22,149
Interest expense and fees payable	—	1,818	—
Accrued expenses	34,658	34,024	41,751
Total liabilities	$1,705,762	$4,236,595	$4,150,236
Net Assets	$66,818,381	$96,568,176	$117,252,962
Sources of Net Assets
Paid-in capital	$64,959,925	$93,358,550	$110,978,613
Accumulated net realized loss	(5,029,243)	(6,209,148)	(3,812,866)
Accumulated undistributed (distributions in excess of) net investment income	(14,018)	(44,912)	57,515
Net unrealized appreciation	6,901,717	9,463,686	10,029,700
Net Assets	$66,818,381	$96,568,176	$117,252,962
Class A Shares
Net Assets	$51,807,098	$77,933,991	$75,728,208
Shares Outstanding	5,228,764	7,384,680	7,774,440
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.91	$10.55	$9.74
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.40	$11.08	$10.23
Class B Shares
Net Assets	$492,241	$1,330,595	$427,562
Shares Outstanding	44,702	126,684	40,792
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.01	$10.50	$10.48
Class C Shares
Net Assets	$5,898,328	$6,953,697	$11,160,623
Shares Outstanding	535,311	661,275	1,065,453
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.02	$10.52	$10.48
Class I Shares
Net Assets	$8,620,714	$10,349,893	$29,936,569
Shares Outstanding	870,177	980,416	3,072,992
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.91	$10.56	$9.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2015
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$159,705,841	$208,483,804
Unrealized appreciation	20,656,360	27,187,890
Investments, at value	$180,362,201	$235,671,694
Cash	$2,200,069	$691,633
Restricted cash*	697,000	870,000
Interest receivable	1,165,259	1,801,005
Receivable for Fund shares sold	158,059	392,142
Total assets	$184,582,588	$239,426,474
Liabilities
Payable for floating rate notes issued	$6,400,000	$11,750,000
Payable for variation margin on open financial futures contracts	226,250	253,750
Payable for Fund shares redeemed	787,500	343,273
Distributions payable	120,605	165,287
Payable to affiliates:
Investment adviser fee	57,019	76,031
Distribution and service fees	41,488	53,993
Interest expense and fees payable	6,836	22,137
Accrued expenses	55,306	62,447
Total liabilities	$7,695,004	$12,726,918
Net Assets	$176,887,584	$226,699,556
Sources of Net Assets
Paid-in capital	$202,161,464	$242,710,934
Accumulated net realized loss	(44,782,309)	(40,108,195)
Accumulated undistributed (distributions in excess of) net investment income	1,248,668	(493)
Net unrealized appreciation	18,259,761	24,097,310
Net Assets	$176,887,584	$226,699,556
Class A Shares
Net Assets	$128,947,692	$146,097,044
Shares Outstanding	13,656,126	16,059,134
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$9.10
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.91	$9.55
Class B Shares
Net Assets	$—	$2,642,398
Shares Outstanding	—	280,602
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.42
Class C Shares
Net Assets	$24,326,929	$33,925,184
Shares Outstanding	2,468,857	3,601,117
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.85	$9.42
Class I Shares
Net Assets	$23,612,963	$44,034,930
Shares Outstanding	2,499,817	4,821,954
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.45	$9.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2015
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$1,473,314	$2,014,144	$2,251,576
Total investment income	$1,473,314	$2,014,144	$2,251,576

Expenses
Investment adviser fee	$101,769	$158,915	$196,672
Distribution and service fees
Class A	52,549	76,717	73,525
Class B	2,371	6,672	2,189
Class C	28,106	31,293	53,412
Trustees’ fees and expenses	1,835	2,539	3,021
Custodian fee	15,350	18,064	20,137
Transfer and dividend disbursing agent fees	10,818	19,996	25,577
Legal and accounting services	23,087	32,495	20,766
Printing and postage	5,424	7,446	7,958
Registration fees	7,179	2,685	5,848
Interest expense and fees	—	13,720	—
Miscellaneous	9,893	9,715	11,528
Total expenses	$258,381	$380,257	$420,633
Deduct —
Reduction of custodian fee	$64	$108	$185
Total expense reductions	$64	$108	$185

Net expenses	$258,317	$380,149	$420,448

Net investment income	$1,214,997	$1,633,995	$1,831,128

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$45,611	$141,761	$27,156
Financial futures contracts	(278,747)	(95,361)	(344,766)
Net realized gain (loss)	$(233,136)	$46,400	$(317,610)
Change in unrealized appreciation (depreciation) —
Investments	$2,354,452	$2,945,462	$2,643,330
Financial futures contracts	(357,997)	(122,472)	(442,785)
Net change in unrealized appreciation (depreciation)	$1,996,455	$2,822,990	$2,200,545

Net realized and unrealized gain	$1,763,319	$2,869,390	$1,882,935

Net increase in net assets from operations	$2,978,316	$4,503,385	$3,714,063

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2015
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$3,847,251	$5,331,786
Total investment income	$3,847,251	$5,331,786

Expenses
Investment adviser fee	$342,109	$452,533
Distribution and service fees
Class A	132,766	147,389
Class B	—	13,810
Class C	115,192	158,470
Trustees’ fees and expenses	4,536	5,658
Custodian fee	27,358	31,967
Transfer and dividend disbursing agent fees	39,688	52,718
Legal and accounting services	37,729	43,498
Printing and postage	11,643	13,689
Registration fees	3,170	3,649
Interest expense and fees	20,787	36,629
Miscellaneous	10,555	14,462
Total expenses	$745,533	$974,472
Deduct —
Reduction of custodian fee	$741	$225
Total expense reductions	$741	$225

Net expenses	$744,792	$974,247

Net investment income	$3,102,459	$4,357,539

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(756,707)	$202,064
Financial futures contracts	(1,561,737)	(2,165,697)
Net realized loss	$(2,318,444)	$(1,963,633)
Change in unrealized appreciation (depreciation) —
Investments	$7,083,090	$8,234,204
Financial futures contracts	(2,212,180)	(2,682,632)
Net change in unrealized appreciation (depreciation)	$4,870,910	$5,551,572

Net realized and unrealized gain	$2,552,466	$3,587,939

Net increase in net assets from operations	$5,654,925	$7,945,478

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Changes in Net Assets

	Six Months Ended January 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,214,997	$1,633,995	$1,831,128
Net realized gain (loss) from investment transactions and financial futures contracts	(233,136)	46,400	(317,610)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,996,455	2,822,990	2,200,545
Net increase in net assets from operations	$2,978,316	$4,503,385	$3,714,063
Distributions to shareholders —
From net investment income
Class A	$(930,528)	$(1,324,540)	$(1,178,188)
Class B	(6,986)	(19,019)	(5,663)
Class C	(82,577)	(89,035)	(138,032)
Class I	(163,949)	(185,629)	(496,561)
Total distributions to shareholders	$(1,184,040)	$(1,618,223)	$(1,818,444)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,376,267	$2,290,136	$7,404,194
Class B	783	7,090	—
Class C	478,149	563,710	822,153
Class I	1,180,348	852,554	6,788,348
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	809,646	1,090,082	1,112,870
Class B	5,155	11,004	5,533
Class C	73,220	66,822	121,061
Class I	34,805	108,268	222,691
Cost of shares redeemed
Class A	(5,325,281)	(4,642,748)	(7,368,765)
Class B	(3,152)	(78,791)	(15,951)
Class C	(602,741)	(325,160)	(1,065,264)
Class I	(1,978,118)	(904,932)	(3,436,829)
Net asset value of shares exchanged
Class A	78,936	88,847	104,970
Class B	(78,936)	(88,847)	(104,970)
Net increase (decrease) in net assets from Fund share transactions	$(2,950,919)	$(961,965)	$4,590,041

Net increase (decrease) in net assets	$(1,156,643)	$1,923,197	$6,485,660

Net Assets
At beginning of period	$67,975,024	$94,644,979	$110,767,302
At end of period	$66,818,381	$96,568,176	$117,252,962

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(14,018)	$(44,912)	$57,515

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$3,102,459	$4,357,539
Net realized loss from investment transactions and financial futures contracts	(2,318,444)	(1,963,633)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,870,910	5,551,572
Net increase in net assets from operations	$5,654,925	$7,945,478
Distributions to shareholders —
From net investment income
Class A	$(2,324,053)	$(2,877,635)
Class B	—	(45,907)
Class C	(333,584)	(525,393)
Class I	(434,162)	(869,697)
Total distributions to shareholders	$(3,091,799)	$(4,318,632)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,378,333	$4,111,841
Class B	—	469
Class C	1,497,267	3,534,617
Class I	5,476,613	5,416,717
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,876,624	2,497,051
Class B	—	44,027
Class C	242,054	469,239
Class I	236,180	304,797
Cost of shares redeemed
Class A	(13,466,953)	(10,618,121)
Class B	—	(189,509)
Class C	(2,203,017)	(2,950,785)
Class I	(2,597,998)	(2,115,612)
Net asset value of shares exchanged
Class A	—	270,694
Class B	—	(270,694)
Net increase (decrease) in net assets from Fund share transactions	$(5,560,897)	$504,731

Net increase (decrease) in net assets	$(2,997,771)	$4,131,577

Net Assets
At beginning of period	$179,885,355	$222,567,979
At end of period	$176,887,584	$226,699,556

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,248,668	$(493)

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2014
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,668,324	$3,711,606	$3,680,507
Net realized gain (loss) from investment transactions and financial futures contracts	(561,297)	(502,073)	43,302
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,919,002	3,608,651	4,000,628
Net increase in net assets from operations	$5,026,029	$6,818,184	$7,724,437
Distributions to shareholders —
From net investment income
Class A	$(2,060,201)	$(3,103,261)	$(2,495,977)
Class B	(22,002)	(46,673)	(19,230)
Class C	(201,900)	(189,884)	(289,617)
Class I	(292,297)	(342,830)	(862,944)
Total distributions to shareholders	$(2,576,400)	$(3,682,648)	$(3,667,768)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,900,723	$4,125,148	$13,153,082
Class B	1,643	15,228	–
Class C	681,079	1,149,219	1,914,150
Class I	4,549,745	3,866,354	19,685,506
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,768,461	2,529,934	2,345,420
Class B	18,196	27,839	18,280
Class C	181,276	139,207	251,141
Class I	47,767	173,553	162,563
Cost of shares redeemed
Class A	(9,128,459)	(21,490,066)	(22,608,101)
Class B	(220,314)	(148,448)	(138,984)
Class C	(3,021,243)	(1,822,903)	(3,757,092)
Class I	(2,575,182)	(2,788,873)	(16,237,761)
Net asset value of shares exchanged
Class A	58,857	147,120	216,980
Class B	(58,857)	(147,120)	(216,980)
Net decrease in net assets from Fund share transactions	$(4,796,308)	$(14,223,808)	$(5,211,796)

Net decrease in net assets	$(2,346,679)	$(11,088,272)	$(1,155,127)

Net Assets
At beginning of year	$70,321,703	$105,733,251	$111,922,429
At end of year	$67,975,024	$94,644,979	$110,767,302

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,975)	$(60,684)	$44,831

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2014
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$6,837,361	$9,017,943
Net realized gain from investment transactions and financial futures contracts	2,807,912	203,895
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,865,340	4,449,117
Net increase in net assets from operations	$12,510,613	$13,670,955
Distributions to shareholders —
From net investment income
Class A	$(5,406,774)	$(6,293,812)
Class B	—	(127,373)
Class C	(742,678)	(1,118,889)
Class I	(675,037)	(1,419,925)
Total distributions to shareholders	$(6,824,489)	$(8,959,999)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,893,718	$9,685,291
Class B	—	52,980
Class C	4,205,184	4,008,418
Class I	13,530,237	17,388,526
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,391,583	5,451,719
Class B	—	119,630
Class C	528,064	985,754
Class I	314,999	474,908
Cost of shares redeemed
Class A	(28,927,439)	(28,019,692)
Class B	—	(877,472)
Class C	(6,810,939)	(7,396,419)
Class I	(7,714,891)	(8,241,138)
Net asset value of shares exchanged
Class A	—	876,255
Class B	—	(876,255)
Net decrease in net assets from Fund share transactions	$(11,589,484)	$(6,367,495)

Net decrease in net assets	$(5,903,360)	$(1,656,539)

Net Assets
At beginning of year	$185,788,715	$224,224,518
At end of year	$179,885,355	$222,567,979

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,008	$(39,400)

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.650		$9.300	$10.030	$9.280	$9.400	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.378	$0.374	$0.404	$0.429	$0.400
Net realized and unrealized gain (loss)	0.255		0.337	(0.741)	0.736	(0.133)	0.427

Total income (loss) from operations	$0.434		$0.715	$(0.367)	$1.140	$0.296	$0.827

Less Distributions
From net investment income	$(0.174)		$(0.365)	$(0.363)	$(0.387)	$(0.416)	$(0.387)
Tax return of capital	—		—	—	(0.003)	—	—

Total distributions	$(0.174)		$(0.365)	$(0.363)	$(0.390)	$(0.416)	$(0.387)

Net asset value — End of period	$9.910		$9.650	$9.300	$10.030	$9.280	$9.400

Total Return(2)	4.54	%(3)	7.84%	(3.82)%	12.51%	3.28%	9.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,807		$52,491	$54,949	$62,591	$67,029	$83,120
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.72	%(4)	0.73%	0.74%	0.74%	0.75%	0.75%
Interest and fee expense(6)	—		0.03%	0.02%	0.02%	0.02%	0.01%
Total expenses(5)	0.72	%(4)	0.76%	0.76%	0.76%	0.77%	0.76%
Net investment income	3.63	%(4)	4.01%	3.77%	4.17%	4.65%	4.30%
Portfolio Turnover	8	%(3)	4%	14%	8%	1%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Arizona Fund — Class B
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.720		$10.330	$11.140	$10.310	$10.440	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.343	$0.334	$0.368	$0.398	$0.367
Net realized and unrealized gain (loss)	0.285		0.374	(0.823)	0.815	(0.143)	0.468

Total income (loss) from operations	$0.443		$0.717	$(0.489)	$1.183	$0.255	$0.835

Less Distributions
From net investment income	$(0.153)		$(0.327)	$(0.321)	$(0.350)	$(0.385)	$(0.355)
Tax return of capital	—		—	—	(0.003)	—	—

Total distributions	$(0.153)		$(0.327)	$(0.321)	$(0.353)	$(0.385)	$(0.355)

Net asset value — End of period	$11.010		$10.720	$10.330	$11.140	$10.310	$10.440

Total Return(2)	4.16	%(3)	7.05%	(4.53)%	11.64%	2.55%	8.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$492		$555	$789	$1,451	$1,693	$3,086
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.47	%(4)	1.48%	1.49%	1.49%	1.50%	1.50%
Interest and fee expense(6)	—		0.03%	0.02%	0.02%	0.02%	0.01%
Total expenses(5)	1.47	%(4)	1.51%	1.51%	1.51%	1.52%	1.51%
Net investment income	2.89	%(4)	3.28%	3.02%	3.42%	3.88%	3.55%
Portfolio Turnover	8	%(3)	4%	14%	8%	1%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.730		$10.340	$11.150	$10.320	$10.450	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.343	$0.333	$0.366	$0.400	$0.367
Net realized and unrealized gain (loss)	0.285		0.374	(0.822)	0.817	(0.144)	0.468

Total income (loss) from operations	$0.443		$0.717	$(0.489)	$1.183	$0.256	$0.835

Less Distributions
From net investment income	$(0.153)		$(0.327)	$(0.321)	$(0.350)	$(0.386)	$(0.355)
Tax return of capital	—		—	—	(0.003)	—	—

Total distributions	$(0.153)		$(0.327)	$(0.321)	$(0.353)	$(0.386)	$(0.355)

Net asset value — End of period	$11.020		$10.730	$10.340	$11.150	$10.320	$10.450

Total Return(2)	4.15	%(3)	7.05%	(4.52)%	11.63%	2.55%	8.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,898		$5,792	$7,733	$9,602	$7,060	$8,765
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.47	%(4)	1.48%	1.49%	1.49%	1.50%	1.50%
Interest and fee expense(6)	—		0.03%	0.02%	0.02%	0.02%	0.01%
Total expenses(5)	1.47	%(4)	1.51%	1.51%	1.51%	1.52%	1.51%
Net investment income	2.88	%(4)	3.28%	3.01%	3.39%	3.91%	3.54%
Portfolio Turnover	8	%(3)	4%	14%	8%	1%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$9.640		$9.300	$10.020	$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.188	(2)	$0.396 (2)	$0.392 (2)	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	0.266		0.328	(0.729)	0.736	(0.134)

Total income (loss) from operations	$0.454		$0.724	$(0.337)	$1.159	$0.299

Less Distributions
From net investment income	$(0.184)		$(0.384)	$(0.383)	$(0.406)	$(0.429)
Tax return of capital	—		—	—	(0.003)	—

Total distributions	$(0.184)		$(0.384)	$(0.383)	$(0.409)	$(0.429)

Net asset value — End of period	$9.910		$9.640	$9.300	$10.020	$9.270

Total Return(3)	4.75	%(4)	7.94%	(3.53)%	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,621		$9,136	$6,852	$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.52	%(5)	0.53%	0.54%	0.54%	0.55	%(5)
Interest and fee expense(7)	—		0.03%	0.02%	0.02%	0.02%
Total expenses(6)	0.52	%(5)	0.56%	0.56%	0.56%	0.57	%(5)
Net investment income	3.83	%(5)	4.20%	3.95%	4.35%	4.65	%(5)
Portfolio Turnover	8	%(4)	4%	14%	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended July 31, 2011.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.240		$9.890	$10.750	$10.050	$10.200	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.182		$0.386	$0.383	$0.415	$0.434	$0.425
Net realized and unrealized gain (loss)	0.309		0.347	(0.862)	0.700	(0.154)	0.455

Total income (loss) from operations	$0.491		$0.733	$(0.479)	$1.115	$0.280	$0.880

Less Distributions
From net investment income	$(0.181)		$(0.383)	$(0.379)	$(0.412)	$(0.430)	$(0.430)
Tax return of capital	—		—	(0.002)	(0.003)	—	—

Total distributions	$(0.181)		$(0.383)	$(0.381)	$(0.415)	$(0.430)	$(0.430)

Net asset value — End of period	$10.550		$10.240	$9.890	$10.750	$10.050	$10.200

Total Return(2)	4.83	%(3)	7.56%	(4.62)%	11.29%	2.85%	9.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,934		$76,772	$88,850	$101,699	$99,007	$110,955
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.73	%(4)	0.71%	0.73%	0.75%	0.75%	0.76%
Interest and fee expense(6)	0.03	%(4)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(5)	0.76	%(4)	0.78%	0.78%	0.80%	0.80%	0.81%
Net investment income	3.49	%(4)	3.87%	3.62%	3.98%	4.34%	4.20%
Portfolio Turnover	1	%(3)	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class B
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.190		$9.850	$10.700	$10.000	$10.160	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.309	$0.303	$0.336	$0.356	$0.348
Net realized and unrealized gain (loss)	0.308		0.337	(0.853)	0.699	(0.163)	0.465

Total income (loss) from operations	$0.451		$0.646	$(0.550)	$1.035	$0.193	$0.813

Less Distributions
From net investment income	$(0.141)		$(0.306)	$(0.299)	$(0.333)	$(0.353)	$(0.353)
Tax return of capital	—		—	(0.001)	(0.002)	—	—

Total distributions	$(0.141)		$(0.306)	$(0.300)	$(0.335)	$(0.353)	$(0.353)

Net asset value — End of period	$10.500		$10.190	$9.850	$10.700	$10.000	$10.160

Total Return(2)	4.45	%(3)	6.67%	(5.28)%	10.49%	1.98%	8.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,331		$1,439	$1,642	$2,576	$2,927	$5,619
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.48	%(4)	1.46%	1.49%	1.50%	1.51%	1.51%
Interest and fee expense(6)	0.03	%(4)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(5)	1.51	%(4)	1.53%	1.54%	1.55%	1.56%	1.56%
Net investment income	2.74	%(4)	3.11%	2.87%	3.24%	3.57%	3.46%
Portfolio Turnover	1	%(3)	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.200		$9.860	$10.710	$10.010	$10.170	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.310	$0.302	$0.335	$0.357	$0.347
Net realized and unrealized gain (loss)	0.318		0.337	(0.852)	0.700	(0.163)	0.466

Total income (loss) from operations	$0.461		$0.647	$(0.550)	$1.035	$0.194	$0.813

Less Distributions
From net investment income	$(0.141)		$(0.307)	$(0.299)	$(0.333)	$(0.354)	$(0.353)
Tax return of capital	—		—	(0.001)	(0.002)	—	—

Total distributions	$(0.141)		$(0.307)	$(0.300)	$(0.335)	$(0.354)	$(0.353)

Net asset value — End of period	$10.520		$10.200	$9.860	$10.710	$10.010	$10.170

Total Return(2)	4.55	%(3)	6.67%	(5.27)%	10.49%	1.98%	8.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,954		$6,447	$6,787	$7,766	$6,516	$7,684
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.48	%(4)	1.46%	1.48%	1.50%	1.50%	1.51%
Interest and fee expense(6)	0.03	%(4)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(5)	1.51	%(4)	1.53%	1.53%	1.55%	1.55%	1.56%
Net investment income	2.74	%(4)	3.11%	2.86%	3.22%	3.58%	3.44%
Portfolio Turnover	1	%(3)	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.240		$9.890	$10.760	$10.050	$10.210	$9.750

Income (Loss) From Operations
Net investment income	$0.193	(1)	$0.406 (1)	$0.404 (1)	$0.438	$0.455 (1)	$0.446 (1)
Net realized and unrealized gain (loss)	0.318		0.347	(0.872)	0.708	(0.165)	0.464

Total income (loss) from operations	$0.511		$0.753	$(0.468)	$1.146	$0.290	$0.910

Less Distributions
From net investment income	$(0.191)		$(0.403)	$(0.400)	$(0.433)	$(0.450)	$(0.450)
Tax return of capital	—		—	(0.002)	(0.003)	—	—

Total distributions	$(0.191)		$(0.403)	$(0.402)	$(0.436)	$(0.450)	$(0.450)

Net asset value — End of period	$10.560		$10.240	$9.890	$10.760	$10.050	$10.210

Total Return(2)	5.04	%(3)	7.78%	(4.52)%	11.61%	2.96%	9.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,350		$9,987	$8,454	$10,701	$5,283	$6,684
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.53	%(4)	0.51%	0.53%	0.54%	0.56%	0.56%
Interest and fee expense(6)	0.03	%(4)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(5)	0.56	%(4)	0.58%	0.58%	0.59%	0.61%	0.61%
Net investment income	3.68	%(4)	4.05%	3.82%	4.11%	4.55%	4.40%
Portfolio Turnover	1	%(3)	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.580		$9.230	$9.760	$9.160	$9.280	$8.900

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.319	$0.306	$0.341	$0.373	$0.375
Net realized and unrealized gain (loss)	0.159		0.349	(0.533)	0.598	(0.123)	0.364

Total income (loss) from operations	$0.316		$0.668	$(0.227)	$0.939	$0.250	$0.739

Less Distributions
From net investment income	$(0.156)		$(0.318)	$(0.303)	$(0.339)	$(0.370)	$(0.359)

Total distributions	$(0.156)		$(0.318)	$(0.303)	$(0.339)	$(0.370)	$(0.359)

Net asset value — End of period	$9.740		$9.580	$9.230	$9.760	$9.160	$9.280

Total Return(2)	3.32	%(3)	7.36%	(2.43)%	10.41%	2.80%	8.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,728		$73,246	$77,456	$86,725	$78,909	$89,036
Ratios (as a percentage of average daily net assets):
Total expenses(4)	0.71	%(5)	0.71%	0.72%	0.72%	0.74%	0.73%
Net investment income	3.23	%(5)	3.40%	3.15%	3.59%	4.10%	4.08%
Portfolio Turnover	2	%(3)	4%	5%	8%	6%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class B
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.310		$9.930	$10.500	$9.860	$9.990	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.268	$0.251	$0.295	$0.327	$0.330
Net realized and unrealized gain (loss)	0.168		0.378	(0.573)	0.633	(0.132)	0.393

Total income (loss) from operations	$0.298		$0.646	$(0.322)	$0.928	$0.195	$0.723

Less Distributions
From net investment income	$(0.128)		$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Total distributions	$(0.128)		$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Net asset value — End of period	$10.480		$10.310	$9.930	$10.500	$9.860	$9.990

Total Return(2)	2.91	%(3)	6.59%	(3.15)%	9.53%	2.02%	7.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$428		$535	$846	$1,323	$1,882	$4,038
Ratios (as a percentage of average daily net assets):
Total expenses(4)	1.46	%(5)	1.47%	1.47%	1.47%	1.50%	1.49%
Net investment income	2.48	%(5)	2.66%	2.40%	2.89%	3.33%	3.33%
Portfolio Turnover	2	%(3)	4%	5%	8%	6%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.300		$9.920	$10.490	$9.850	$9.980	$9.570

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.268	$0.250	$0.289	$0.327	$0.329
Net realized and unrealized gain (loss)	0.178		0.378	(0.572)	0.639	(0.132)	0.394

Total income (loss) from operations	$0.308		$0.646	$(0.322)	$0.928	$0.195	$0.723

Less Distributions
From net investment income	$(0.128)		$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Total distributions	$(0.128)		$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Net asset value — End of period	$10.480		$10.300	$9.920	$10.490	$9.850	$9.980

Total Return(2)	3.01	%(3)	6.60%	(3.16)%	9.54%	2.03%	7.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,161		$11,098	$12,298	$12,955	$11,116	$15,291
Ratios (as a percentage of average daily net assets):
Total expenses(4)	1.46	%(5)	1.47%	1.47%	1.47%	1.50%	1.48%
Net investment income	2.48	%(5)	2.66%	2.39%	2.83%	3.34%	3.32%
Portfolio Turnover	2	%(3)	4%	5%	8%	6%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$9.580		$9.230	$9.760	$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.167	(2)	$0.337 (2)	$0.325 (2)	$0.358	$0.385
Net realized and unrealized gain (loss)	0.159		0.349	(0.532)	0.600	(0.130)

Total income (loss) from operations	$0.326		$0.686	$(0.207)	$0.958	$0.255

Less Distributions
From net investment income	$(0.166)		$(0.336)	$(0.323)	$(0.358)	$(0.385)

Total distributions	$(0.166)		$(0.336)	$(0.323)	$(0.358)	$(0.385)

Net asset value — End of period	$9.740		$9.580	$9.230	$9.760	$9.160

Total Return(3)	3.43	%(4)	7.57%	(2.23)%	10.63%	2.86	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,937		$25,888	$21,323	$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.51	%(6)	0.51%	0.52%	0.52%	0.54	%(6)
Net investment income	3.42	%(6)	3.60%	3.35%	3.54%	4.28	%(6)
Portfolio Turnover	2	%(4)	4%	5%	8%	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended July 31, 2011.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.310		$9.010	$9.580	$8.830	$9.220	$8.580

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.357	$0.382	$0.396	$0.444	$0.454
Net realized and unrealized gain (loss)	0.130		0.299	(0.570)	0.748	(0.393)	0.627

Total income (loss) from operations	$0.296		$0.656	$(0.188)	$1.144	$0.051	$1.081

Less Distributions
From net investment income	$(0.166)		$(0.356)	$(0.382)	$(0.394)	$(0.441)	$(0.441)

Total distributions	$(0.166)		$(0.356)	$(0.382)	$(0.394)	$(0.441)	$(0.441)

Net asset value — End of period	$9.440		$9.310	$9.010	$9.580	$8.830	$9.220

Total Return(2)	3.20	%(3)	7.43%	(2.12)%	13.24%	0.65%	12.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,948		$135,265	$146,499	$173,054	$171,001	$214,220
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.73	%(4)	0.74%	0.75%	0.76%	0.79%	0.79%
Interest and fee expense(6)	0.02	%(4)	0.03%	0.07%	0.07%	0.12%	0.11%
Total expenses(5)	0.75	%(4)	0.77%	0.82%	0.83%	0.91%	0.90%
Net investment income	3.51	%(4)	3.92%	3.98%	4.31%	5.00%	4.98%
Portfolio Turnover	5	%(3)	16%	6%	15%	1%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.710		$9.400	$9.990	$9.210	$9.620	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.300	$0.323	$0.340	$0.394	$0.402
Net realized and unrealized gain (loss)	0.139		0.310	(0.590)	0.780	(0.413)	0.652

Total income (loss) from operations	$0.276		$0.610	$(0.267)	$1.120	$(0.019)	$1.054

Less Distributions
From net investment income	$(0.136)		$(0.300)	$(0.323)	$(0.340)	$(0.391)	$(0.394)

Total distributions	$(0.136)		$(0.300)	$(0.323)	$(0.340)	$(0.391)	$(0.394)

Net asset value — End of period	$9.850		$9.710	$9.400	$9.990	$9.210	$9.620

Total Return(2)	2.86	%(3)	6.59%	(2.81)%	12.37%	(0.13)%	11.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,327		$24,442	$25,796	$28,066	$24,768	$31,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.48	%(4)	1.49%	1.50%	1.51%	1.54%	1.53%
Interest and fee expense(6)	0.02	%(4)	0.03%	0.07%	0.07%	0.12%	0.11%
Total expenses(5)	1.50	%(4)	1.52%	1.57%	1.58%	1.66%	1.64%
Net investment income	2.76	%(4)	3.16%	3.23%	3.55%	4.25%	4.21%
Portfolio Turnover	5	%(3)	16%	6%	15%	1%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.310		$9.010	$9.580	$8.830	$9.220	$8.580

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.372	$0.401	$0.412	$0.463	$0.473
Net realized and unrealized gain (loss)	0.139		0.302	(0.570)	0.751	(0.394)	0.625

Total income (loss) from operations	$0.315		$0.674	$(0.169)	$1.163	$0.069	$1.098

Less Distributions
From net investment income	$(0.175)		$(0.374)	$(0.401)	$(0.413)	$(0.459)	$(0.458)

Total distributions	$(0.175)		$(0.374)	$(0.401)	$(0.413)	$(0.459)	$(0.458)

Net asset value — End of period	$9.450		$9.310	$9.010	$9.580	$8.830	$9.220

Total Return(2)	3.41	%(3)	7.64%	(1.93)%	13.46%	0.85%	12.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,613		$20,179	$13,493	$10,922	$7,419	$8,386
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.53	%(4)	0.53%	0.55%	0.56%	0.59%	0.58%
Interest and fee expense(6)	0.02	%(4)	0.03%	0.07%	0.07%	0.12%	0.11%
Total expenses(5)	0.55	%(4)	0.56%	0.62%	0.63%	0.71%	0.69%
Net investment income	3.71	%(4)	4.07%	4.18%	4.47%	5.21%	5.16%
Portfolio Turnover	5	%(3)	16%	6%	15%	1%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.950		$8.750	$9.170	$8.800	$9.060	$8.650

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.375	$0.369	$0.380	$0.437	$0.431
Net realized and unrealized gain (loss)	0.149		0.197	(0.423)	0.370	(0.262)	0.391

Total income (loss) from operations	$0.328		$0.572	$(0.054)	$0.750	$0.175	$0.822

Less Distributions
From net investment income	$(0.178)		$(0.372)	$(0.366)	$(0.380)	$(0.435)	$(0.412)

Total distributions	$(0.178)		$(0.372)	$(0.366)	$(0.380)	$(0.435)	$(0.412)

Net asset value — End of period	$9.100		$8.950	$8.750	$9.170	$8.800	$9.060

Total Return(2)	3.69	%(3)	6.68%	(0.70)%	8.70%	2.07%	9.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$146,097		$147,461	$156,219	$179,909	$175,176	$210,024
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.75	%(4)	0.74%	0.76%	0.77%	0.80%	0.79%
Interest and fee expense(6)	0.03	%(4)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(5)	0.78	%(4)	0.78%	0.81%	0.82%	0.90%	0.88%
Net investment income	3.94	%(4)	4.25%	4.01%	4.25%	4.97%	4.74%
Portfolio Turnover	2	%(3)	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.270		$9.060	$9.490	$9.110	$9.380	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.321	$0.310	$0.326	$0.384	$0.375
Net realized and unrealized gain (loss)	0.148		0.206	(0.432)	0.377	(0.272)	0.404

Total income (loss) from operations	$0.299		$0.527	$(0.122)	$0.703	$0.112	$0.779

Less Distributions
From net investment income	$(0.149)		$(0.317)	$(0.308)	$(0.323)	$(0.382)	$(0.359)

Total distributions	$(0.149)		$(0.317)	$(0.308)	$(0.323)	$(0.382)	$(0.359)

Net asset value — End of period	$9.420		$9.270	$9.060	$9.490	$9.110	$9.380

Total Return(2)	3.24	%(3)	5.92%	(1.39)%	7.86%	1.29%	8.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,642		$3,012	$4,517	$7,255	$10,191	$17,328
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.50	%(4)	1.50%	1.52%	1.52%	1.56%	1.55%
Interest and fee expense(6)	0.03	%(4)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(5)	1.53	%(4)	1.54%	1.57%	1.57%	1.66%	1.64%
Net investment income	3.19	%(4)	3.51%	3.26%	3.52%	4.22%	3.99%
Portfolio Turnover	2	%(3)	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.270		$9.060	$9.490	$9.110	$9.380	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.319	$0.310	$0.324	$0.384	$0.375
Net realized and unrealized gain (loss)	0.149		0.208	(0.432)	0.380	(0.271)	0.404

Total income (loss) from operations	$0.299		$0.527	$(0.122)	$0.704	$0.113	$0.779

Less Distributions
From net investment income	$(0.149)		$(0.317)	$(0.308)	$(0.324)	$(0.383)	$(0.359)

Total distributions	$(0.149)		$(0.317)	$(0.308)	$(0.324)	$(0.383)	$(0.359)

Net asset value — End of period	$9.420		$9.270	$9.060	$9.490	$9.110	$9.380

Total Return(2)	3.24	%(3)	5.92%	(1.39)%	7.86%	1.30%	8.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,925		$32,342	$34,045	$38,268	$36,409	$46,080
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.50	%(4)	1.49%	1.51%	1.52%	1.55%	1.54%
Interest and fee expense(6)	0.03	%(4)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(5)	1.53	%(4)	1.53%	1.56%	1.57%	1.65%	1.63%
Net investment income	3.18	%(4)	3.49%	3.26%	3.49%	4.21%	3.98%
Portfolio Turnover	2	%(3)	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.990		$8.790	$9.200	$8.830	$9.100	$8.680

Income (Loss) From Operations
Net investment income(1)	$0.189		$0.393	$0.388	$0.400	$0.456	$0.450
Net realized and unrealized gain (loss)	0.139		0.198	(0.412)	0.369	(0.271)	0.401

Total income (loss) from operations	$0.328		$0.591	$(0.024)	$0.769	$0.185	$0.851

Less Distributions
From net investment income	$(0.188)		$(0.391)	$(0.386)	$(0.399)	$(0.455)	$(0.431)

Total distributions	$(0.188)		$(0.391)	$(0.386)	$(0.399)	$(0.455)	$(0.431)

Net asset value — End of period	$9.130		$8.990	$8.790	$9.200	$8.830	$9.100

Total Return(2)	3.67	%(3)	6.88%	(0.37)%	8.91%	2.17%	9.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,035		$39,754	$29,443	$29,484	$30,082	$35,367
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.55	%(4)	0.54%	0.56%	0.57%	0.60%	0.60%
Interest and fee expense(6)	0.03	%(4)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(5)	0.58	%(4)	0.58%	0.61%	0.62%	0.70%	0.69%
Net investment income	4.13	%(4)	4.43%	4.21%	4.45%	5.16%	4.93%
Portfolio Turnover	2	%(3)	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$4,000,000	$6,400,000	$11,750,000
Interest Rate or Range of Interest Rates (%)	0.07	0.17	0.03 - 0.17
Collateral for Floating Rate Notes Outstanding	$5,427,150	$7,949,232	$18,284,192

For the six months ended January 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$4,000,000	$6,604,701	$11,750,000
Average Interest Rate	0.68%	0.62%	0.62%

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Municipal Income Funds

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2015.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred

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Notes to Financial Statements (Unaudited) — continued

capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
July 31, 2016	$160,306	$329,657	$410,833	$3,716,712	$1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$4,629,400	$4,064,771	$3,224,086	$34,453,173	$27,697,785

Deferred capital losses:

Short-term	$232,516	$1,288,504	$388,216	$3,280,840	$4,264,644

Long-term	$604,788	$1,157,265	$166,262	$4,998,267	$7,290,286

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$60,156,616	$83,065,533	$105,391,241	$153,217,496	$196,101,896

Gross unrealized appreciation	$7,383,548	$9,836,175	$10,797,239	$20,917,473	$29,870,937
Gross unrealized depreciation	—	—	(34,374)	(172,768)	(2,051,139)

Net unrealized appreciation	$7,383,548	$9,836,175	$10,762,865	$20,744,705	$27,819,798

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

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January 31, 2015

Notes to Financial Statements (Unaudited) — continued

For the six months ended January 31, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$101,769	$158,915	$196,672	$342,109	$452,533
Effective Annual Rate	0.30%	0.33%	0.34%	0.38%	0.40%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2015 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,350	$2,781	$2,951	$4,521	$6,077
EVD’s Class A Sales Charges	$6,919	$4,375	$4,272	$8,233	$12,369

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2015 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$52,549	$76,717	$73,525	$132,766	$147,389

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$1,872	$5,267	$1,728	$—	$10,903
Class C Distribution Fees	$22,189	$24,705	$42,167	$90,941	$125,108

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Notes to Financial Statements (Unaudited) — continued

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2015 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$499	$1,405	$461	$—	$2,907
Class C Service Fees	$5,917	$6,588	$11,245	$24,251	$33,362

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended January 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$60	$—	$50
Class B	$—	$1,500	$—	$—	$400
Class C	$100	$10	$200	$300	$3,100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2015 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$5,081,926	$1,170,550	$6,956,496	$8,026,371	$4,986,919
Sales	$6,570,000	$3,034,303	$1,860,000	$8,327,430	$5,586,765

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January 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	243,201	72	44,102	120,856
Issued to shareholders electing to receive payments of distributions in Fund shares	82,902	475	6,741	3,563
Redemptions	(547,024)	(303)	(55,491)	(201,567)
Exchange from Class B shares	8,123	—	—	—
Exchange to Class A shares	—	(7,308)	—	—

Net decrease	(212,798)	(7,064)	(4,648)	(77,148)

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	309,014	157	64,370	479,634
Issued to shareholders electing to receive payments of distributions in Fund shares	187,270	1,736	17,284	5,047
Redemptions	(971,456)	(20,927)	(289,607)	(274,474)
Exchange from Class B shares	6,133	—	—	—
Exchange to Class A shares	—	(5,517)	—	—

Net increase (decrease)	(469,039)	(24,551)	(207,953)	210,207

Connecticut Fund
	Six Months Ended January 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	221,041	685	54,354	82,312
Issued to shareholders electing to receive payments of distributions in Fund shares	104,850	1,064	6,451	10,410
Redemptions	(448,565)	(7,659)	(31,495)	(87,502)
Exchange from Class B shares	8,577	—	—	—
Exchange to Class A shares	—	(8,619)	—	—

Net increase (decrease)	(114,097)	(14,529)	29,310	5,220

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	413,874	1,527	114,377	384,350
Issued to shareholders electing to receive payments of distributions in Fund shares	252,680	2,795	13,948	17,293
Redemptions	(2,164,421)	(15,108)	(184,992)	(280,858)
Exchange from Class B shares	14,718	—	—	—
Exchange to Class A shares	—	(14,779)	—	—

Net increase (decrease)	(1,483,149)	(25,565)	(56,667)	120,785

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January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended January 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	767,204	—	79,159	704,124
Issued to shareholders electing to receive payments of distributions in Fund shares	115,187	532	11,651	23,048
Redemptions	(763,067)	(1,543)	(102,449)	(355,709)
Exchange from Class B shares	10,890	—	—	—
Exchange to Class A shares	—	(10,122)	—	—

Net increase (decrease)	130,214	(11,133)	(11,639)	371,463

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,398,866	—	188,691	2,094,149
Issued to shareholders electing to receive payments of distributions in Fund shares	249,687	1,813	24,885	17,214
Redemptions	(2,422,671)	(13,707)	(376,051)	(1,721,009)
Exchange from Class B shares	23,024	—	—	—
Exchange to Class A shares	—	(21,395)	—	—

Net increase (decrease)	(751,094)	(33,289)	(162,475)	390,354

New Jersey Fund
	Six Months Ended January 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	359,856	—	152,880	583,934
Issued to shareholders electing to receive payments of distributions in Fund shares	199,568	—	24,666	25,107
Redemptions	(1,434,521)	—	(224,917)	(276,208)

Net increase (decrease)	(875,097)	—	(47,371)	332,833

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	973,254	—	438,713	1,481,165
Issued to shareholders electing to receive payments of distributions in Fund shares	481,336	—	55,468	34,403
Redemptions	(3,183,942)	—	(721,769)	(845,729)

Net increase (decrease)	(1,729,352)	—	(227,588)	669,839

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January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	455,076	50	377,440	597,371
Issued to shareholders electing to receive payments of distributions in Fund shares	275,975	4,700	50,088	33,555
Redemptions	(1,175,766)	(20,267)	(315,586)	(233,160)
Exchange from Class B shares	29,932	—	—	—
Exchange to Class A shares	—	(28,923)	—	—

Net increase (decrease)	(414,783)	(44,440)	111,942	397,766

	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,095,482	5,773	438,194	1,953,989
Issued to shareholders electing to receive payments of distributions in Fund shares	617,103	13,101	107,749	53,471
Redemptions	(3,186,399)	(96,541)	(813,078)	(934,541)
Exchange from Class B shares	99,269	—	—	—
Exchange to Class A shares	—	(95,884)	—	—

Net increase (decrease)	(1,374,545)	(173,551)	(267,135)	1,072,919

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Arizona	3/15	38 U.S. Long Treasury Bond	Short	$(5,343,715)	$(5,748,688)	$(404,973)
Connecticut	3/15	13 U.S. Long Treasury Bond	Short	$(1,828,113)	$(1,966,656)	$(138,543)

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January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Minnesota	3/15	47 U.S. Long Treasury Bond	Short	$(6,609,332)	$(7,110,219)	$(500,887)
New Jersey	3/15	100 U.S. 10-Year Treasury Note	Short	$(12,609,192)	$(13,087,500)	$(478,308)
	3/15	180 U.S. Long Treasury Bond	Short	(25,312,334)	(27,230,625)	(1,918,291)
Pennsylvania	3/15	290 U.S. Long Treasury Bond	Short	$(40,780,983)	$(43,871,563)	$(3,090,580)

At January 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(404,973	)(1)	$(138,543	)(1)	$(500,887	)(1)	$(2,396,599	)(1)	$(3,090,580	)(1)

Total	$(404,973)		$(138,543)		$(500,887)		$(2,396,599)		$(3,090,580)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2015 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(278,747	)(1)	$(95,361	)(1)	$(344,766	)(1)	$(1,561,737	)(1)	$(2,165,697	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(357,997	)(2)	$(122,472	)(2)	$(442,785	)(2)	$(2,212,180	)(2)	$(2,682,632	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended January 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts — Short	$5,293,000	$1,811,000	$6,547,000	$37,631,000	$41,967,000

61

Eaton Vance

Municipal Income Funds

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,540,164	$—	$67,540,164

Total Investments	$—	$67,540,164	$—	$67,540,164

Liability Description

Futures Contracts	$(404,973)	$—	$—	$(404,973)

Total	$(404,973)	$—	$—	$(404,973)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$96,901,708	$—	$96,901,708

Total Investments	$—	$96,901,708	$—	$96,901,708

Liability Description

Futures Contracts	$(138,543)	$—	$—	$(138,543)

Total	$(138,543)	$—	$—	$(138,543)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$116,154,106	$—	$116,154,106

Total Investments	$—	$116,154,106	$—	$116,154,106

Liability Description

Futures Contracts	$(500,887)	$—	$—	$(500,887)

Total	$(500,887)	$—	$—	$(500,887)

62

Eaton Vance

Municipal Income Funds

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$180,362,201	$—	$180,362,201

Total Investments	$—	$180,362,201	$—	$180,362,201

Liability Description

Futures Contracts	$(2,396,599)	$—	$—	$(2,396,599)

Total	$(2,396,599)	$—	$—	$(2,396,599)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$235,671,694	$—	$235,671,694

Total Investments	$—	$235,671,694	$—	$235,671,694

Liability Description

Futures Contracts	$(3,090,580)	$—	$—	$(3,090,580)

Total	$(3,090,580)	$—	$—	$(3,090,580)

The Funds held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

63

Eaton Vance

Municipal Income Funds

January 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7703    1.31.15

Eaton Vance Municipal Opportunities Fund Semiannual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	6.08%	13.37%	—	7.54%
Class A with 4.75% Maximum Sales Charge	—	—	1.02	7.96	—	6.13
Class C at NAV	08/18/2014	05/31/2011	5.49	12.73	—	7.38
Class C with 1% Maximum Sales Charge	—	—	4.49	11.73	—	7.38
Class I at NAV	05/31/2011	05/31/2011	6.30	13.75	—	7.87
Barclays Municipal Bond Index	—	—	4.52%	8.86%	5.42%	5.76%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.29%	2.04%	1.04%
Net				1.00	1.75	0.75

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.44%	0.67%	1.69%
Taxable-Equivalent Distribution Rate				2.54	1.18	2.99
SEC 30-day Yield				1.11	0.29	1.41
Taxable-Equivalent SEC 30-day Yield				1.96	0.51	2.49

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015) for Class A and Class I and (August 18, 2014 – January 31, 2015) for Class C. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,060.80	$5.19	**	1.00%
Class C	$1,000.00	$1,046.50	$8.14	**	1.75%
Class I	$1,000.00	$1,063.00	$3.90	**	0.75%

Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.09	**	1.00%
Class C	$1,000.00	$1,016.40	$8.89	**	1.75%
Class I	$1,000.00	$1,021.40	$3.82	**	0.75%

*	Class C had not commenced operations on August 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 167/365 for Class C (to reflect the period from the commencement of operations on August 18, 2014 to January 31, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014 (August 18, 2014 for Class C).

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

***	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014 (August 18, 2014 for Class C).

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 99.4%

Security	Principal Amount (000’s omitted)	Value

Education — 9.6%
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	$1,065	$1,283,517
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	670,213
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	743,136
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/25	400	498,104
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/27	415	509,089
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	613,985
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	663,058
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	184,369
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.02%, 10/1/39(1)(2)	2,000	2,000,000
University of Idaho, 5.00%, 4/1/24(3)	500	625,085
University of Nebraska, 5.00%, 5/15/26	625	778,769
University of Washington, 5.00%, 6/1/28(3)	7,685	9,639,526

		$18,208,851

Electric Utilities — 9.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/26	$2,000	$2,415,200
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35(1)	8,075	8,506,851
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	255,680
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,814,400
Monroe County, GA, Development Authority, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,074,740
Nebraska Public Power District, 5.00%, 1/1/24(3)	750	938,520
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,061,200
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	285,897

		$17,352,488

General Obligations — 21.7%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25(1)	$3,000	$3,786,690
Bexar County, TX, 5.00%, 6/15/25	3,665	4,621,382

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
California, 5.00%, 10/1/23	$1,000	$1,264,020
Chicago Park District, IL, 5.00%, 1/1/24	500	615,545
Durand Area Schools, MI, 5.00%, 5/1/22(3)	915	1,111,871
Durand Area Schools, MI, 5.00%, 5/1/23(3)	960	1,177,824
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	958,860
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	960	1,055,779
Florida Board of Education, 5.00%, 6/1/26(3)	5,000	6,292,600
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/26(3)	900	1,077,282
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,247,630
Lowell Area Schools, MI, 4.00%, 5/1/26(3)	700	815,087
Lowell Area Schools, MI, 4.00%, 5/1/28(3)	1,090	1,242,327
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,990	2,496,992
Mobile County, AL, 5.00%, 6/1/23	860	1,063,700
Mobile County, AL, 5.00%, 6/1/24	300	375,615
New York, NY, 5.00%, 8/1/25	1,000	1,232,700
New York, NY, 5.00%, 8/1/29	450	540,657
North Clackamas School District No. 12, Clackamas County, OR, 5.00%, 6/15/25	1,430	1,804,560
Pittsburg, CA, Unified School District, 5.00%, 8/1/22	570	706,430
Roseville Community Schools, MI, 5.00%, 5/1/23(3)	1,475	1,797,155
St. Joseph, MI, Public Schools, 5.00%, 5/1/28	1,880	2,273,070
St. Joseph, MI, Public Schools, 5.00%, 5/1/29	1,750	2,104,830
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,283,820
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	501,540

		$41,447,966

Hospital — 12.5%
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	$425	$521,662
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,737,765
Decatur, TX, Hospital Authority, (Wise Regional Health System), 4.00%, 9/1/20	225	248,418
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/21	330	379,157
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/22	150	170,871
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/23	200	227,318
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.92%, Variable to 2/1/17 (Put Date), 8/1/38(1)(4)	2,000	2,044,940

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24(1)	$1,000	$1,177,430
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	137,225
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	307,110
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,630,930
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26(1)	1,000	1,218,700
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,175,140
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	584,420
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	601,590
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	532,629
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	734,160
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	261,230
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	750	879,352
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25	1,000	1,096,940
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	598,240
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	596,395
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/28	2,800	3,386,180
Washington Health Care Facilities Authority, (Catholic Health Initiatives), (SPA: JPMorgan Chase Bank N.A.), 0.10%, 3/1/32(2)	2,000	2,000,000
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26(1)	1,000	1,208,300
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	287,587

		$23,743,689

Housing — 2.4%
East Hempfield Township, PA, Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/29	$500	$558,950
New Hope Cultural Education Facilities Finance Corp., TX, (CHF - Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,061,442
Wyoming Community Development Authority, (AMT), (SPA: Bank of New York Mellon), 0.05%, 12/1/38(2)	3,000	3,000,000

		$4,620,392

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.9%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(5)	$250	$259,678
East Baton Rouge Parish Industrial Development Board, Inc., LA, (Georgia-Pacific Corp.), (AMT), (LOC: Georgia-Pacific LLC), 0.23%, 6/1/29(2)(5)	1,450	1,450,000
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	215	239,258
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(5)	2,000	2,029,580
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24(5)	370	379,054
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,104,200
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.77%, Variable to 12/2/19 (Put Date), 12/1/44(4)	2,000	1,991,080

		$7,452,850

Insured – Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$115	$116,723
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	503,755

		$620,478

Insured – General Obligations — 6.5%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$428,232
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,210,310
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,222,340
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,796,550
Detroit, MI, (AGC), 5.00%, 4/1/20	39	41,793
Lakewood Public Schools, MI, (AGM), (Liq: JPMorgan Chase Bank N.A.), 0.03%, 5/1/29(1)(5)(6)	2,000	2,000,000
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/25	890	1,047,423
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/26	925	1,078,263
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	227,842
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	891,495
Oyster Bay, NY, (AGM), 4.00%, 8/1/29	1,000	1,086,340
Puerto Rico, (AGM), 5.00%, 7/1/35	365	367,300
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	495	493,698
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	426,927

		$12,318,513

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.1%
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank N.A.), 0.01%, 8/15/25(2)	$2,000	$2,000,000

		$2,000,000

Insured – Housing — 0.5%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF - Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$491,098
New Hope Cultural Education Facilities Finance Corp., TX, (CHF - Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	439,760

		$930,858

Insured – Other Revenue — 0.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$210,349

		$210,349

Insured – Special Tax Revenue — 1.8%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$393,120
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,000	945,830
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28(1)	1,000	1,194,950
Successor Agency to San Pablo Redevelopment Agency, CA, (AGM), 5.00%, 6/15/25	700	859,460

		$3,393,360

Insured – Transportation — 2.9%
New Jersey Turnpike Authority, (AGM), 5.25%, 1/1/26	$2,460	$3,138,050
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	245	259,237
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	210	222,203
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	820	797,589
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	500	483,165
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	500	477,175
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	209,488

		$5,586,907

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 2.6%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$194,189
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26(1)	4,000	4,733,240
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,949

		$5,028,378

Lease Revenue / Certificates of Participation — 0.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27(1)	$1,000	$1,202,980

		$1,202,980

Other Revenue — 1.1%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$570	$676,037
New Jersey Economic Development Authority, (School Facilities Construction), 0.92%, 2/1/17(4)	1,000	1,001,300
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.864%, Variable to 8/1/19 (Put Date), 11/1/39(4)	300	301,122
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	112,959

		$2,091,418

Senior Living / Life Care — 3.3%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$176,304
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/19	650	701,519
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	650	678,912
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	995	1,100,659
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	275	308,124
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	2,950	3,228,568

		$6,194,086

Special Tax Revenue — 4.1%
Baldwin County, AL, Board of Education, 5.00%, 6/1/26(3)	$2,000	$2,477,720
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	50	36,294
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/21	75	51,155
Jurupa Public Financing Authority, CA, 5.00%, 9/1/22	465	562,362
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	894,708

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	$2,500	$3,097,000
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/23	500	638,075

		$7,757,314

Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$579,560
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	85	85,097

		$664,657

Transportation — 10.0%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,442,760
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27(1)	1,000	1,174,280
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21(1)	3,000	3,520,140
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	616,860
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	301,805
Illinois Toll Highway Authority, 5.00%, 1/1/27(1)	1,250	1,507,312
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	450	552,731
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,229,200
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, Variable to 12/15/21 (Put Date), 6/15/34(4)	1,750	1,751,085
Pennsylvania Turnpike Commission, 0.90%, 12/1/20(4)	1,000	1,001,820
Pennsylvania Turnpike Commission, 1.17%, 12/1/19(4)	500	511,285
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	235,308
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	584,680
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	578,640
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	862,965
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,661,874
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23(3)	500	606,975

		$19,139,720

Water and Sewer — 4.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/25	$500	$613,965
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	137,584
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	321,435
East Bay Municipal Utility District, CA, 5.00%, 6/1/28(3)	4,150	5,268,757

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	$1,000	$1,065,600
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), (SPA: U.S. Bank N.A.), 0.01%, 6/15/43(2)	2,000	2,000,000

		$9,407,341

Total Tax-Exempt Municipal Securities — 99.4% (identified cost $182,988,201)		$189,372,595

Taxable Municipal Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.8%
San Mateo Union High School District, CA, 6.733%, 9/1/34(7)	$1,245	$1,503,699

		$1,503,699

Hospital — 1.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,503,435
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	1,500	1,620,750

		$3,124,185

Insured – General Obligations — 1.2%
Detroit, MI, (AMBAC), 4.53%, 4/1/15	$1,318	$1,315,356
Detroit, MI, (AMBAC), 4.61%, 4/1/16	330	322,817
Detroit, MI, (AMBAC), 4.96%, 4/1/20	659	614,844

		$2,253,017

Total Taxable Municipal Securities — 3.6% (identified cost $6,693,996)		$6,880,901

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 1.8%

Security	Principal Amount (000’s omitted)	Value

Education — 1.8%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,028,080
University of Notre Dame du Lac, 3.438%, 2/15/45	2,305	2,422,223

Total Corporate Bonds & Notes — 1.8% (identified cost $3,305,000)		$3,450,303

Total Investments — 104.8% (identified cost $192,987,197)		$199,703,799

Other Assets, Less Liabilities — (4.8)%		$(9,082,897)

Net Assets — 100.0%		$190,620,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
Liq	–	Liquidity Provider
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

At January 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Michigan	13.1%
Texas	11.1%
New York	10.6%
California	10.2%
Others, representing less than 10% individually	59.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2015, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 10.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at January 31, 2015.

(3)	When-issued security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $6,118,312 or 3.2% of the Fund’s net assets.

(6)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at January 31, 2015.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2015
Investments, at value (identified cost, $192,987,197)	$199,703,799
Cash	21,398,750
Restricted cash*	135,000
Interest receivable	1,079,033
Receivable for investments sold	696,708
Receivable for Fund shares sold	5,414,822
Receivable from affiliate	4,392
Total assets	$228,432,504

Liabilities
Payable for investments purchased	$4,635,183
Payable for when-issued securities	32,718,826
Payable for variation margin on open financial futures contracts	39,375
Payable for Fund shares redeemed	244,182
Distributions payable	53,349
Payable to affiliates:
Investment adviser and administration fee	82,409
Distribution and service fees	20,186
Accrued expenses	18,092
Total liabilities	$37,811,602
Net Assets	$190,620,902

Sources of Net Assets
Paid-in capital	$183,971,534
Accumulated net realized gain	399,630
Accumulated undistributed net investment income	12,709
Net unrealized appreciation	6,237,029
Net Assets	$190,620,902

Class A Shares
Net Assets	$53,420,037
Shares Outstanding	4,547,684
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.75
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.34

Class C Shares
Net Assets	$12,415,526
Shares Outstanding	1,057,848
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.74

Class I Shares
Net Assets	$124,785,339
Shares Outstanding	10,610,240
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2015
Interest	$1,358,089
Total investment income	$1,358,089

Expenses
Investment adviser and administration fee	$291,215
Distribution and service fees
Class A	37,239
Class C	20,645
Trustees’ fees and expenses	3,646
Custodian fee	17,849
Transfer and dividend disbursing agent fees	15,380
Legal and accounting services	17,089
Printing and postage	11,267
Registration fees	21,125
Miscellaneous	13,808
Total expenses	$449,263
Deduct —
Allocation of expenses to affiliate	$22,381
Reduction of custodian fee	614
Total expense reductions	$22,995

Net expenses	$426,268

Net investment income	$931,821

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$557,190
Financial futures contracts	(116,400)
Net realized gain	$440,790
Change in unrealized appreciation (depreciation) —
Investments	$5,697,895
Financial futures contracts	(497,799)
Net change in unrealized appreciation (depreciation)	$5,200,096

Net realized and unrealized gain	$5,640,886

Net increase in net assets from operations	$6,572,707

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
From operations —
Net investment income	$931,821	$795,057
Net realized gain (loss) on investment transactions and financial futures contracts	440,790	680,568
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	5,200,096	2,130,684
Net increase in net assets from operations	$6,572,707	$3,606,309
Distributions to shareholders —
From net investment income
Class A	$(260,049)	$(335,511)
Class C	(15,075)	—
Class I	(643,493)	(463,386)
From net realized gain
Class A	(27,675)	—
Class C	(4,851)	—
Class I	(50,315)	—
Total distributions to shareholders	$(1,001,458)	$(798,897)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$41,074,495	$10,286,244
Class C	12,940,452	—
Class I	111,534,669	30,334,633
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	281,878	334,676
Class C	16,288	—
Class I	419,792	159,625
Cost of shares redeemed
Class A	(6,248,190)	(10,782,546)
Class C	(808,607)	—
Class I	(33,425,122)	(5,840,669)
Net increase in net assets from Fund share transactions	$125,785,655	$24,491,963

Net increase in net assets	$131,356,904	$27,299,375

Net Assets
At beginning of period	$59,263,998	$31,964,623
At end of period	$190,620,902	$59,263,998

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$12,709	$(495)

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Financial Highlights

	Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$11.180		$10.240	$11.240	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.109		$0.242	$0.225	$0.257	$0.015
Net realized and unrealized gain (loss)	0.578		0.940	(0.739)	1.205	0.090

Total income (loss) from operations	$0.687		$1.182	$(0.514)	$1.462	$0.105

Less Distributions
From net investment income	$(0.108)		$(0.242)	$(0.225)	$(0.257)	$(0.015)
From net realized gain	(0.009)		—	(0.261)	(0.055)	—

Total distributions	$(0.117)		$(0.242)	$(0.486)	$(0.312)	$(0.015)

Net asset value — End of period	$11.750		$11.180	$10.240	$11.240	$10.090

Total Return(2)	6.08	%(3)	11.69%	(4.87)%	14.69%	1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,420		$16,715	$15,596	$6,886	$217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.00	%(6)	1.09%	1.10%	1.10%	1.10	%(6)
Net investment income	1.77	%(6)	2.25%	2.02%	2.36%	0.96	%(6)
Portfolio Turnover	35	%(3)	283%	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.05%, 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the six months ended January 31, 2015, the years ended July 31, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Financial Highlights — continued

	Class C
	Period Ended January 31, 2015 (Unaudited)(1)
Net asset value — Beginning of period	$11.270

Income (Loss) From Operations
Net investment income	$0.053
Net realized and unrealized gain	0.479

Total income from operations	$0.532

Less Distributions
From net investment income	$(0.053)
From net realized gain	(0.009)

Total distributions	$(0.062)

Net asset value — End of period	$11.740

Total Return(2)	4.65	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,416
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.75	%(6)
Net investment income	0.73	%(6)
Portfolio Turnover	35	%(3)(7)

(1)	For the period from the commencement of operations, August 18, 2014, to January 31, 2015.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.05% of average daily net assets for the period ended January 31, 2015). Absent this reimbursement, total return would have been lower.

(6)	Annualized.

(7)	For the six months ended January 31, 2015.

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$11.190		$10.250	$11.250	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.123		$0.269	$0.253	$0.286	$0.018
Net realized and unrealized gain (loss)	0.578		0.939	(0.738)	1.215	0.090

Total income (loss) from operations	$0.701		$1.208	$(0.485)	$1.501	$0.108

Less Distributions
From net investment income	$(0.122)		$(0.268)	$(0.254)	$(0.286)	$(0.018)
From net realized gain	(0.009)		—	(0.261)	(0.055)	—

Total distributions	$(0.131)		$(0.268)	$(0.515)	$(0.341)	$(0.018)

Net asset value — End of period	$11.760		$11.190	$10.250	$11.250	$10.090

Total Return(2)	6.30	%(3)	11.96%	(4.62)%	15.10%	1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,785		$42,549	$16,369	$12,546	$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.75	%(6)	0.84%	0.85%	0.85%	0.85	%(6)
Net investment income	2.03	%(6)	2.44%	2.30%	2.68%	1.07	%(6)
Portfolio Turnover	35	%(3)	283%	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.05%, 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the six months ended January 31, 2015, the years ended July 31, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

16

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$192,966,116

Gross unrealized appreciation	$6,748,384
Gross unrealized depreciation	(10,701)

Net unrealized appreciation	$6,737,683

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2015, the investment adviser and administration fee amounted to $291,215 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s

17

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00%, 1.75% and 0.75% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM was allocated $22,381 of the Fund’s operating expenses for the six months ended January 31, 2015. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2015, EVM earned $319 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $30,034 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2015 amounted to $37,239 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2015, the Fund paid or accrued to EVD $15,484 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2015 amounted to $5,161 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2015, the Fund was informed that EVD received approximately $8,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $169,465,374 and $34,014,848, respectively, for the six months ended January 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	3,578,096	958,954
Issued to shareholders electing to receive payments of distributions in Fund shares	24,513	31,456
Redemptions	(550,573)	(1,018,035)

Net increase (decrease)	3,052,036	(27,625)

18

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Period Ended January 31, 2015 (Unaudited)(1)

Sales	1,126,020
Issued to shareholders electing to receive payments of distributions in Fund shares	1,412
Redemptions	(69,584)

Net increase	1,057,848

Class I	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	9,684,888	2,748,838
Issued to shareholders electing to receive payments of distributions in Fund shares	36,412	14,981
Redemptions	(2,913,846)	(558,191)

Net increase	6,807,454	2,205,628

(1)	Class C commenced operations on August 18, 2014.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

3/15	45 U.S. Long Treasury Bond	Short	$(6,328,083)	$(6,807,656)	$(479,573)

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

19

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 was as follows:

	Fair Value
	Asset Derivative	Liability Derivative
Futures Contracts	$—	$(479,573	)(1)

Total	$ —	$(479,573)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2015 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(116,400)	$(497,799)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended January 31, 2015, which is indicative of the volume of this derivative type, was approximately $5,225,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$189,372,595	$—	$189,372,595
Taxable Municipal Securities	—	6,880,901	—	6,880,901
Corporate Bonds & Notes	—	3,450,303	—	3,450,303

Total Investments	$—	$199,703,799	$—	$199,703,799

Liability Description

Futures Contracts	$(479,573)	$—	$—	$(479,573)

Total	$(479,573)	$—	$—	$(479,573)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Municipal Opportunities Fund

January 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7778 1.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015